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                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Logo](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
--------------------------------------------------------------------------------

                                                                     New England
                                                                Bond Income Fund

                                                               [graphic omitted]
                                                                       Where
                                                                      The Best
                                                                        Minds
                                                                       Meet(R)

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JUNE 30, 1999
-------------

--------------------------------------------------------------------------------

                                                                     August 1999
--------------------------------------------------------------------------------

[Photo of Bruce R. Speca]

--------------------------------------------------------------------------------
"Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing."
--------------------------------------------------------------------------------

Dear Shareholder,
Performance results for the New England Family of Funds were driven mainly by two important changes that took place in our financial markets during the first half of 1999. First, the long, upward climb of large-capitalization stocks slowed dramatically as attention turned to stocks with more reasonable valuations. Then, bond investors grew fearful that our persistently strong economy would lead the Federal Reserve Board to impose higher interest rates. Your manager's commentary on the following pages details how these trends affected your fund's strategy and performance.

As I watch investments come in and out of favor, I'm reminded of the importance of asset allocation - the practice of dividing your portfolio among different kinds of stocks and bonds. The idea is to own more or less of each investment type according to your feelings about risk and your investment time horizon. Most investment professionals I know agree that proper asset allocation is a bedrock principle of sound investing. In addition to broadening diversification, it seeks to avoid exposure to narrow market segments and can help reduce volatility.

While a diversified portfolio may have given solid returns during the past year, many investors were disappointed when they compared those returns to the performance of large-company growth stocks or to the soaring returns of Internet stocks. Suddenly, investors were asking: Is asset allocation dead?

Certainly not! Like so much in life, market cycles are inevitable. Different categories of investments will be popular at different times, and a sensible asset allocation program can help you as market trends change.

I know it can be tempting to jump on a bandwagon and go after "easy money." But I encourage you, instead, to maintain a rational, long-term perspective and to consult your financial representative regularly to review and fine-tune your investments, including a well-diversified asset allocation program.

Thank you for your continued interest. We look forward to helping you achieve your long-term financial objectives.

Sincerely,
/s/ Bruce R. Speca
-------------------------------
Bruce R. Speca
President and CEO

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                          NEW ENGLAND BOND INCOME FUND
--------------------------------------------------------------------------------

                                        INVESTMENT RESULTS THROUGH JUNE 30, 1999
--------------------------------------------------------------------------------

PUTTING PERFORMANCE IN PERSPECTIVE
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown below appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. It is not possible to invest directly in an index. Unlike a fund, the index is unmanaged, and does not have expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index and would incur transaction costs and other expenses even if they could.

                                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES

[A chart in the form of a line graph appears here illustrating the growth of a $10,000 investment in the New England Bond Income Fund from 6/30/89 compared to the Lehman Aggregate Bond Index (4) The data points from the graph are as follows:]

                           JUNE 1989 THROUGH JUNE 1999

                                                                LEHMAN
                               NET          MAXIMUM           AGGREGATE
                              ASSET          SALES               BOND
                             VALUE(1)      CHARGE(2)           INDEX(4)
        ---------------------------------------------------------------
            6/89             $10,000        $ 9,550             $10,000
            6/90             $10,626        $10,148             $10,785
            6/91             $11,691        $11,165             $11,939
            6/92             $13,502        $12,894             $13,615
            6/93             $15,369        $14,677             $15,219
            6/94             $15,026        $14,350             $15,021
            6/95             $17,178        $16,405             $16,906
            6/96             $18,061        $17,248             $17,755
            6/97             $19,983        $19,083             $19,202
            6/98             $22,249        $21,247             $21,226
            6/99             $22,687        $21,666             $21,895

This illustration represents past performance of Class A shares and cannot predict future results. Class B, C and Y share performance will differ from that shown based on differences in inception dates, fees and sales charges. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. All index and Fund performance assumes reinvestment of distributions.

--------------------------------------------------------------------------------
          NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE
--------------------------------------------------------------------------------

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                          NEW ENGLAND BOND INCOME FUND
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS -- 6/30/99
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CLASS A (Inception 11/7/73)  6 MONTHS   1 YEAR      5 YEARS     10 YEARS
   Net Asset Value(1)            -1.5%       2.0%        8.6%         8.5%
   With Maximum Sales Charge(2)  -6.0       -2.6         7.6          8.0
--------------------------------------------------------------------------------
   CLASS B (Inception 9/13/93)  6 MONTHS   1 YEAR      5 YEARS   SINCE INCEPTION
   Net Asset Value(1)            -1.9%       1.2%        7.8%         5.4%
   With CDSC(3)                  -6.6       -3.5         7.5          5.3
--------------------------------------------------------------------------------
   CLASS C (Inception 12/30/94) 6 MONTHS          1 YEAR         SINCE INCEPTION
   Net Asset Value(1)            -1.9%              1.2%              8.1%
   With CDSC(3)                  -2.9              -0.3               8.1
--------------------------------------------------------------------------------
   CLASS Y (Inception 12/30/94) 6 MONTHS          1 YEAR         SINCE INCEPTION
   Net Asset Value(1)            -1.4%              2.2%              9.5%
--------------------------------------------------------------------------------

                                                                                 SINCE    SINCE     SINCE
                                                                                 FUND'S   FUND'S    FUND'S
                                                                                 CLASS B  CLASS C   CLASS Y
   COMPARATIVE PERFORMANCE                  6 MONTHS  1 YEAR  5 YEARS  10 YEARS  INCEPT.  INCEPT.   INCEPT.
   Lehman Aggregate Bond Index(4)             -1.4%    3.2%     7.8%     8.2%     6.1%     8.5%      8.5%
   Lipper Int. Investment Grade Debt Avg.(5)  -1.6     2.0      6.9      7.4      5.2      7.5       7.5
   Morningstar Int. Bond Average(6)           -1.8     1.8      7.0      7.5      5.2      7.6       7.6
------------------------------------------------------------------------------------------------------------

NOTES TO CHARTS
These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available to certain institutional investors only.

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at time of purchase. Returns would have been lower had sales charges been reflected.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 4.50% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes reinvestment of all distributions and, for Class B shares, assumes that a maximum 5.00% sales charge is applied to redemptions. The sales charge will decrease over time, declining to zero six years after the purchase of shares. With CDSC performance for Class C shares assumes a maximum 1.00% sales charge on redemptions within the first year of purchase.

(4) Lehman Brothers Aggregate Bond Index is an unmanaged, market-weighted aggregate index of nearly all debt issued by the U.S. Treasury, U.S. government agencies and U.S. corporations rated investment-grade, and U.S. agency debt backed by mortgage pools. The performance of the index has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments. It is not possible to invest directly in an index. Class B since inception return is calculated from 9/30/93.

(5) Lipper Intermediate Investment Grade Debt Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Inc., an independent mutual fund ranking service. Class B since inception return is calculated from 9/30/93.

(6) Morningstar Intermediate Bond Average is an average (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Morningstar, Inc., an independent mutual fund ranking service. Class B since inception return is calculated from 9/30/93.

--------------------------------------------------------------------------------
                          NEW ENGLAND BOND INCOME FUND
--------------------------------------------------------------------------------

                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------
[Photo of Cathy Bunting]
[Photo of Peter Palfrey]
[Photo of Richard Raczkowski]

Cathy Bunting
Peter Palfrey*
Richard Raczkowski+
Back Bay Advisors, L.P.

*Co-manager as of 5/3/99
+Assistant manager as of 5/3/99


 Q. Please tell us about New England Bond Income Fund's performance during the first half of 1999.

    For the six months ending June 30, 1999, New England Bond Income Fund's class A shares had a return of -1.54%, based on net asset value. This return includes a $0.58 per share decrease in share price and reinvested distributions of $0.40.

 Q. Describe the market environment in the first six months of 1999.

    Early in the year, bond investors looked overseas and liked what they saw -- improving economic conditions in some Asian nations and a better outlook in Japan. Hints at recovery in Asian markets were a sign that U.S. corporations might soon find more buyers for their goods and services in countries where severe recessions had all but eliminated import demand. Asian recovery aside, activity stayed sluggish in Europe and questions remained about the economic health of Latin America. Nevertheless, investors were more confident overall, and fixed-income markets had a positive tone.

    In the second quarter of 1999, fixed-income investors refocused abruptly on the United States when an upward spike in consumer prices renewed fears that the Federal Reserve Board would impose higher interest rates to forestall inflation. Rate concerns intensified when the National Association of Purchasing Managers reported that industrial activity expanded in May -- the fourth straight monthly increase. The rate of expansion was unexpectedly high as well, and was accompanied by rising prices for raw materials, the first such rise in over a year.

    Under the impact of these reports, bond markets retraced most of the gains of previous months. At the same time, buyers stepped away, reducing liquidity sharply, especially for bonds with credit ratings of BBB and lower and for emerging market issues.

    Buyers returned by the end of the period, albeit tentatively, and prices firmed for corporate bonds. Meanwhile, many firms chose to accelerate their new issues into the first half of the year to avoid any possible difficulties associated with the Y2K problem later. The result was an exceptionally heavy supply of attractively priced new bonds that weighed on the market, pressuring the prices of existing issues.

 Q. Given this environment, what was your investment strategy during the period?

    As a defensive measure, we reduced the portfolio's average duration, a measure of the interest-rate sensitivity of bonds. At period's end duration was just over eight years, longer than the benchmark Lehman Aggregate Bond Index(TM) average duration of 4.88 years. We retained an 80% corporate bond allocation with the remainder primarily in U.S. Treasury securities. Sector changes included increases in cyclical industries, which had lagged the market and were attractively priced, and in oil companies that stood to benefit from rising petroleum prices. Examples include Occidental Petroleum and Pemex, Mexico's largest producer, as well as Pioneer Energy, Gulf Canada and Coastal Corp. To take advantage of the opportunities we saw in cyclicals, we had reduced exposure to utilities and telecommunications issues that had done well.

 Q. What were the principal factors affecting performance?

    Corporate bonds outperformed Treasury securities and mortgage-backed securities, contributing to returns. However, the Fund's longer duration was a negative. The Canadian dollar strengthened on the basis of firmer prices for forest products and paper, boosting portfolio holdings in that country. Telecommunications issues underperformed because of heavy new issue supply, in particular AT&T's multi-billion dollar offering during the spring.

    We purchased the bonds of YPF, Argentina's state oil company, on a price drop as low prices discouraged potential buyers during an effort to privatize the company. The acquisition of YPF by Spain's Repsol created the world's ninth largest oil company in terms of oil reserves. This acquisition, combined with recovering oil prices, boosted the value of YPF's bonds sharply.

    Bonds of Newscorp disappointed as Rupert Murdoch's giant media conglomerate gave conflicting signals, at times acquiring media properties, at others buying back stock.

    The Fund enjoyed good cash flow during the first six months of the year. At the end of the period approximately 19.9% of the portfolio was invested in bonds rated below investment grade, Baa or BBB according to Moody's and Standard & Poor's, respectively. The Fund's average credit quality was A, unchanged from six months ago.

 Q. What is your current outlook for the market and the Fund?

    Overall, we anticipate a positive background for corporate bonds although the Federal Reserve Board raised short-term rates at the end of June. We believe rates should remain stable for several months as there is still enough softness in world economies to help allay fears of export-driven inflation in the United States. Furthermore, credit markets should become calmer now that the shoe has dropped on interest rates and the unmanageable supply of new issues may begin to dry up.

                      CREDIT QUALITY COMPOSITION -- 6/30/99

                                   AAA - 13.9%
                                   AA  - 10.3%
                                   A   - 14.5%
                                   BBB - 41.4%
                                   BB  - 18.1%
                                   B   -  1.8%

                          Average Portfolio Quality: A-

    Quality is based on raings provided by Standard & Poor's Ratings Group.

               Portfolio holdings and asset allocation will vary.


    Because we expect the U.S. economy may grow more slowly in the months ahead, we do not foresee the kinds of pricing pressures that would push inflation beyond the benign levels of recent years.

    The portfolio managers' commentary reflects the conditions and actions taken during the reporting period, which are subject to change. A shift in opinion may result in strategic and other portfolio changes. This Fund invests in foreign securities. Foreign securities involve special risks. The Fund invests in higher-yielding securities. Investments in lower-rated, higher-yielding bonds may involve greater risk. Treasury securities and U.S. government bonds fluctuate in value but are guaranteed as to the timely payment of interest and, if held to maturity, provide a guaranteed return of principal. Bonds, if held to maturity, provide a guaranteed rate of principal. Bond funds will fluctuate and, when redeemed, may by worth more or less than original cost. Government guarantees apply to individual securities only and not to prices and yields of shares in a managed portfolio. These risks may increase share price volatility. See the Fund's prospectus for details.

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)

BONDS AND NOTES -- 97.2% OF TOTAL NET ASSETS

                                                                            RATINGS (C)
                                                                          ----------------
  PRINCIPAL                                                                       STANDARD
    AMOUNT    DESCRIPTION                                                  MOODY'S & POOR'S          VALUE (A)
---------------------------------------------------------------------------------------------------------------
              BUSINESS SERVICES -- 1.6%
$ 2,000,000   Ceridian Corp., 144A, 7.250%, 6/01/2004 ....................    Baa3        BBB      $  1,998,980
  3,500,000   Equifax, Inc., 6.900%, 7/01/2028 ...........................    A3          A-          3,288,285
                                                                                                   ------------
                                                                                                      5,287,265
                                                                                                   ------------
              ELECTRIC UTILITIES -- 8.7%
  9,905,000   Arizona Public Service Corp., 8.000%, 12/30/2015 ...........    Baa3        BBB        10,449,478
  5,000,000   BVPS II Funding Corp., 8.890%, 6/01/2017 ...................    Ba1         BB-         5,494,600
  6,000,000   CalEnergy, Inc.., 9.500%, 9/15/2006 ........................    Baa3        BBB-        6,682,500
  3,792,000   New Mexico Public Service Corp., 10.250%, 10/01/2012 .......    Ba2         BB-         4,352,875
  2,000,000   Ohio Edison Corp., 8.680%, 6/01/2017 .......................    Ba1         BB-         2,151,900
                                                                                                   ------------
                                                                                                     29,131,353
                                                                                                   ------------
              FEDERAL AGENCIES -- 5.0%
     76,320   Federal Home Loan Mortgage Corp., 9.000%, 5/1/2001 .........    Aaa         AAA            76,419
    361,129   Federal National Mortgage Association, 7.500%, 12/1/2024 ...    Aaa4        AAA           364,741
  7,153,181   Government National Mortgage Association,
               7.000%, with various maturities to 2025 (d) ...............    Aaa         AAA         7,074,218
  6,899,491   Government National Mortgage Association,
               7.500%, with various maturities to 2025 (d) ...............    Aaa         AAA         6,972,250
  1,962,849   Government National Mortgage Association,
               8.500%, with various maturities to 2023 (d) ...............    Aaa         AAA         2,062,166
    133,474   Government National Mortgage Association,
               9.000%, with various maturities to 2016 (d) ...............    Aaa         AAA           142,275
    191,466   Government National Mortgage Association,
               11.500%, with various maturities to 2018 (d) ..............    Aaa         AAA           212,467
                                                                                                   -------------
                                                                                                     16,904,536
                                                                                                   -------------
              FINANCE & BANKING -- 8.3%
   4,075,000  American General Finance Corp.,
               8.450%, 10/15/2009 ........................................    A2          A+          4,476,999
   2,000,000  Associates Corp. of North America, 7.950%, 2/15/201 ........    Aa3         --          2,128,040
   3,150,000  Associates Corp. of North America, 8.550%, 7/15/2009 .......    Aa3         AA-         3,478,324
  4,900,000   BankAmerica Corp., 5.875%, 2/15/2009 .......................    Aa2         A+          4,515,448
  2,000,000   BankAmerica Corp., 6.625%, 6/15/2004 .......................    Aa2         A+          1,982,100
  3,000,000   BB&T Corp., 6.375%, 6/30/2005 ..............................    A3          BBB+        2,901,060
  1,500,000   BB&T Corp., 7.250%, 6/15/2007 ..............................    A3          BBB+        1,517,010
  6,073,000   NCNB Corp., 9.375%, 9/15/2009 ..............................    A3          A           7,081,300
                                                                                                   ------------
                                                                                                     28,080,281
                                                                                                   ------------
              FOOD & BEVERAGES -- 1.3%
  4,600,000   Aramark Services, Inc., 7.000%, 7/15/2006 ..................     --         BBB-        4,429,018
                                                                                                   ------------
              FOREIGN ISSUES -- 6.2%
 17,100,000   Government of Canada, 7.250%, 6/01/2007 (CAD) ..............    Aa1         AAA        12,843,871
  4,000,000   Government of Canada, 7.500%, 12/01/2003 (CAD) .............    Aa1         AAA         2,924,822
$ 7,000,000   Province of British Columbia, 7.750%, 6/16/2003 (CAD) ......     --         AA-         5,076,889
                                                                                                   ------------
                                                                                                     20,845,582
                                                                                                   ------------
              MEDIA & ENTERTAINMENT -- 18.6%
 12,300,000   Continental Cablevision, Inc., 9.500%, 8/01/2013 ...........    Baa3        BBB        14,229,993
  2,000,000   CSC Holdings, Inc., 7.625%, 7/15/2018 ......................    Ba2         BB+         1,901,120
  3,500,000   CSC Holdings, Inc., 7.875%, 12/15/2007 .....................    Ba2         BB+         3,530,765
  3,000,000   News America Holdings, Inc., 7.750%, 2/01/2024 .............    Baa3        BBB-        2,944,890
  7,800,000   News America Holdings, Inc., 8.250%, 8/10/2018 .............    Baa3        BBB-        8,073,702
  2,000,000   TCI Communications, Inc., 8.750%, 8/01/2015 ................    A2          AA-         2,294,280
  9,342,000   Tele-Communications, Inc., 9.250%, 1/15/2023 ...............    A2          AA-        10,315,343
  2,027,000   Tele-Communications, Inc., 9.800%, 2/01/2012 ...............    Baa3        AA-         2,490,352
  2,000,000   Time Warner, Inc., 9.125%, 1/15/2013 .......................    Baa3        BBB         2,319,760
  3,000,000   Time Warner, Inc., 9.150%, 2/01/2023 .......................    Baa3        BBB         3,509,760
  3,150,000   Turner Broadcasting Systems, Inc., 8.375%, 7/01/2013 .......    Baa3        BBB         3,434,949
  7,800,000   USA Networks, Inc., 6.750%, 11/15/2005 .....................    Ba1         BBB-        7,557,030
                                                                                                   ------------
                                                                                                     62,601,944
                                                                                                   ------------
              OIL & GAS -- 3.3%
    500,000   Coastal Corp., 9.750%, 8/01/2003 ...........................    Baa2        BBB           554,805
  4,600,000   Occidental Petroleum Corp., 7.650%, 2/15/2006 ..............    Baa3        BBB         4,649,174
  5,100,000   Pioneer Natural Resources Co., 6.500%, 1/15/2008 ...........    Ba2         BB+         4,384,623
  1,400,000   Union Pacific Resources, Inc., 7.950%, 4/15/2029 ...........    Baa3        BBB-        1,360,940
                                                                                                   ------------
                                                                                                     10,949,542
                                                                                                   ------------
              PAPER -- 0.5%
  2,000,000   Pope & Talbot, Inc., 8.375%, 6/01/2013 .....................    Ba2         BB          1,765,180
                                                                                                   ------------
              TELECOMMUNICATION -- 14.4%
  1,900,000   AT&T Corp., 8.350%, 1/15/2025 ..............................    A1          AA-         2,028,117
  5,700,000   AT&T Corp., 8.625%, 12/01/2031 .............................    A1          AA-         6,081,729
  2,540,000   Global Crossings Holdings, Ltd., 9.625%, 5/15/2008 .........    B1          BB          2,705,100
    500,000   GTE Corp., 7.510%, 4/01/2009 ...............................    Baa1        A             520,210
  6,150,000   GTE Corp., 7.900%, 2/01/2027 ...............................    Baa1        A           6,289,298
  1,055,000   GTE Corp., 9.100%, 6/01/2003 ...............................    Baa1        A           1,145,086
  8,000,000   LCI International, Inc., 7.250%, 6/15/2007 .................    Ba1         BB+         7,844,080
  2,000,000   McLeodUSA, Inc., 8.375%, 3/15/2008 .........................    B2          B+          1,875,000
    500,000   McLeodUSA, Inc., 9.500%, 11/01/2008 ........................    B2          B+            502,500
  1,500,000   McLeodUSA, Inc., 144A, 8.125%, 2/15/2009 ...................    B2          B+          1,410,000
  2,000,000   NEXTLINK Communications, Inc., 10.750%, 6/01/2009 ..........    B3          B           2,055,000
  4,000,000   Orange plc, 144A, 8.750%, 6/01/2006 ........................    Ba3         BB-         4,010,000
  3,000,000   Qwest Communications International, Inc., 7.500%, 11/01/2008    Ba1         BB+         2,983,680
  2,650,000   Worldcom, Inc., 6.400%, 8/15/2005 ..........................    Baa2        A-          2,588,467
  6,061,000   Worldcom, Inc., 8.875%, 1/15/2006 ..........................    Baa2        A-          6,457,389
                                                                                                   ------------
                                                                                                     48,495,656
                                                                                                   ------------
              U.S. GOVERNMENT -- 3.3%
  4,600,000   United States Treasury Notes, 4.750%, 11/15/2008 ...........    Aaa         AAA         4,224,088
  7,000,000   United States Treasury Notes,
              5.750%, with various maturities to 2003 ....................    Aaa         AAA         6,989,010
                                                                                                   ------------
                                                                                                     11,213,098
                                                                                                   ------------
              YANKEE BONDS-- 26.0%
  5,000,000   Abitibi-Consolidated, Inc., 6.950%, 4/01/2008 ..............    Baa3        BBB-        4,754,750
  3,500,000   Bridas Co., 12.500%, 6/10/2003 .............................    Ba3         --          3,675,000
  1,000,000   CE Generation LLC, 144A, 7.416%, 12/15/2018 ................    Baa3        BBB-          971,862
  3,000,000   Cemex S.A., 144A, 9.250%, 6/17/2002 ........................    Ba2         BB+         3,052,500
  4,050,000   Empresa Nacional de Electricid, 144A, 8.500%, 4/01/2009 ....     --         A-          3,994,029
  4,300,000   Freeport Term Malta plc, 144A, 7.250%, 5/15/2028 ...........    A3          A           3,933,683
  1,340,000   Gulf Canada Resources, Ltd., 8.250%, 3/15/2017 .............    Ba1         BB+         1,258,300
  1,000,000   Gulf Canada Resources, Ltd., 8.350%, 8/01/2006 .............    Ba1         BB+           993,090
  7,000,000   Hydro Quebec, 8.050%, 7/07/2024 ............................    A2          A+          7,582,400
  2,500,000   Malaysia, 8.750%, 6/01/2009 ................................    Baa3        BBB-        2,540,525
  2,000,000   Merita Bank, Ltd., 7.150%, 12/31/1999 ......................     --         --          1,960,400
  2,500,000   Merita Bank, Ltd., 7.150%, 12/29/2049 ......................     --         BBB+        2,450,500
  3,590,000   Multicanal S.A., 9.250%, 2/01/2002 .........................    Ba3         BB+         3,159,200
  1,250,000   Multicanal S.A., 10.500%, 4/15/2018 ........................    Ba3         BB+           987,500
  3,800,000   Multicanal S.A., 144A, 13.125%, 4/15/2009 ..................    Ba3         BB+         3,505,500
    500,000   PDVSA Finance, Ltd., 144A, 1.000%, 2/15/2004 ...............    A3          BBB+          499,360
  6,535,000   Pemex Finance, Ltd., 144A, 8.020%, 5/15/2007 ...............    Baa1        BBB         6,142,900
  3,000,000   Pemex Finance, Ltd., 144A, 9.150%, 11/15/2018 ..............    Baa1        BBB         2,827,500
  1,500,000   Pemex Petroleos Mexicanos, 8.625%, 12/01/2023 ..............     --         --          1,136,250
  3,000,000   Petroleos Mexicanos, 8.625%, 12/01/2023 ....................    Ba2         --          2,272,500
  2,450,000   Petroleos Mexicanos, 144A, 9.500%, 9/15/2027 ...............    Ba2         BB          2,309,125
  3,100,000   Republic of Colombia, 7.250%, 2/23/2004 ....................    Baa3        BBB-        2,611,750
  3,000,000   Republic of Colombia, 7.625%, 2/15/2007 ....................    Baa3        BBB-        2,265,000
  3,750,000   Republic of Colombia, 144A, 8.660%, 10/07/2016 .............     --         --          3,093,750
  4,250,000   Republic of Colombia, 8.375%, 2/15/2027 ....................    Baa3        BBB-        2,975,000
  2,500,000   Smurfit Capital, 6.750%, 11/20/2005 ........................    Baa1        A-          2,446,750
  1,955,470   Transgas de Occidente S.A., 144A, 9.790%, 11/01/2010 .......    Baa3        BBB-        1,679,260
  6,600,000   YPF Sociedad Anonima, 7.250%, 3/15/2003 ....................    Ba3         BBB-        6,390,384
  5,300,000   YPF Sociedad Anonima, 7.750%, 8/27/2007 ....................    Ba3         BBB-        5,074,909
  1,000,000   YPF Sociedad Anonima, 8.000%, 2/15/2004 ....................    Ba3         BBB-          985,950
                                                                                                   ------------
                                                                                                     87,529,627
                                                                                                   ------------
                         Total Bonds and Notes (Identified Cost $335,050,282)                       327,233,082
                                                                                                   ------------

--------------------------------------------------------------------------------
                              PORTFOLIO COMPOSITION - continued
--------------------------------------------------------------------------------

Investments as of June 30, 1999
(unaudited)
SHORT TERM INVESTMENT -- 0.8%

                                                                            RATINGS (C)
                                                                          ----------------
  PRINCIPAL                                                                       STANDARD
    AMOUNT    DESCRIPTION                                                  MOODY'S & POOR'S          VALUE (A)
---------------------------------------------------------------------------------------------------------------
$ 2,770,000   Household Finance Corp. 5.500%, 7/01/1999 .....................                      $  2,770,000
                                                                                                   ------------
              Total Short Term Investment (Identified Cost $2,770,000) .. ...                        2,770,000
                                                                                                   ------------
              Total Investments-- 98.0% (Identified Cost $337,820,282) (b)...                       330,003,082
              Other assets less liabilities .................................                         6,730,440
                                                                                                   ------------
              Total Net Assets -- 100% ......................................                      $336,733,522
                                                                                                   ============
 (a) See Note 1a of Notes to Financial Statements.
 (b) Federal Tax Information:
     At June 30, 1999 the net unrealized depreciation on investments based on cost of $337,820,282 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in which
       there is an excess of value over tax cost. ...........................                         2,793,384
     Aggregate gross unrealized depreciation for all investments in which
       there is an excess of tax cost over value. ...........................                       (10,610,581)
                                                                                                   ------------
     Net unrealized depreciation. ............................................                       (7,817,197)
                                                                                                   ============

 (c) The ratings shown are believed to be the most recent ratings available at June 30, 1999. Securities are generally rated at the time of issuance. The rating agencies may revise their rating from time to time. As a result, there can be no assurance that the same ratings would be assigned if the securities were rated at
     June 30, 1999. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.

 (d) The Fund's investments in Government National Mortgage Association Securities, which have the same coupon rate, have been aggregated for the purpose of presentation in the schedule of investments.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transac- tions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $39,428,449 or 11.7% of net assets.

 CAD Canadian Dollars.
     Yankee Bonds are U.S. Dollar-denominated bonds issued in the United States by foreign banks and corporations.

TEN LARGEST GEOGRAPHIC CONCENTRATIONS OF INVESTMENTS AT JUNE 30, 1999
         United States     75.1%            Malta             1.2%
         Canada            10.5             United Kingdom    1.1
         Argentina         3.4              Mexico            1.0
         Colombia          2.9              Malaysia          0.8
         Finland           1.3              Ireland           0.7

                                  See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

June 30, 1999
(unaudited)

ASSETS
   Investments at value (Identified cost $337,820,282)                   $330,003,082
   Cash ..............................................                          1,327
   Collateral for securities loaned, at value ........                     16,387,352
   Receivable for:
     Fund shares sold ................................                      1,392,914
     Dividends and interest ..........................                      6,465,743
                                                                         ------------
                                                                          354,250,418
LIABILITIES
   Payable for:
     Collateral for securities loaned, at value .......   $16,387,352
     Fund shares redeemed .............................       439,923
     Dividends declared ...............................       378,022
   Accrued expenses:
     Management fees ..................................       112,592
     Deferred trustees' fees ..........................        81,493
     Accounting and administrative ....................        15,644
     Other expenses ...................................       101,870
                                                          -----------
                                                                           17,516,896
                                                                         ------------
NET ASSETS ............................................                  $336,733,522
                                                                         ============
   Net Assets consist of:
     Capital paid in ..................................                  $345,264,900
     Undistributed net investment income ..............                       148,914
     Accumulated net realized gains (losses) ..........                      (862,765)
     Unrealized appreciation (depreciation) on
      investments and foreign currency ................                    (7,817,527)
                                                                         ------------

NET ASSETS ............................................                  $336,733,522
                                                                         ============
   Computation of net asset value and offering price:
   Net asset value and redemption price of Class A
   shares ($229,521,892 / 19,478,908 shares of
   beneficial interest) ...............................                  $      11.78
                                                                         ============
   Offering price per share (100/95.50 of $11.78) .....                  $      12.34*
                                                                         ============
   Net asset value and offering price of Class B shares
   ($83,512,148 / 7,089,770 shares of
   beneficial interest) ...............................                  $      11.78**
                                                                         ============
   Net asset value and offering price of Class C shares
   ($12,978,929 / 1,100,661 shares of
   beneficial interest) ...............................                  $      11.79**
                                                                         ============
   Net asset value, offering and redemption price
   of Class Y shares ($10,720,553 / 908,208 shares
   of beneficial interest) ............................                  $      11.80
                                                                         ============

 *Based upon single purchases of less than $50,000. Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Six Months Ended June 30, 1999
(unaudited)


INVESTMENT INCOME
   Interest ........................................               $ 12,229,923
   Securities lending fees .........................                     16,898
                                                                   ------------
                                                                     12,246,821

   Expenses
     Management fees ...............................   $    662,770
     Service fees - Class A ........................        282,013
     Service and distribution fees - Class B .......        366,009
     Service and distribution fees - Class C .......         53,417
     Trustees' fees and expenses ...................          9,897
     Accounting and administrative .................         47,452
     Custodian .....................................         73,778
     Transfer agent ................................        283,241
     Audit and tax services ........................         19,300
     Legal .........................................          6,889
     Printing ......................................         20,681
     Registration ..................................         34,044
     Miscellaneous .................................         11,261
                                                       ------------
   Total expenses ..................................                  1,870,752
                                                                    -----------
   Net investment income ...........................                 10,376,069

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
     CURRENCY TRANSACTIONS
     Realized gain (loss) on investments-- net .....        (557,846)
     Foreign currency transactions-- net ...........             516
                                                       -------------
     Total realized gain (loss) on investments
      and foreign currency transactions-- net ......        (557,330)
                                                       -------------
     Unrealized appreciation (depreciation)
      on investments-- net .........................     (15,719,584)
     Foreign currency transactions-- net ...........          (1,159)
                                                       -------------
     Total unrealized appreciation(depreciation)
      on investments and foreign currency
      transactions -- net ..........................     (15,720,743)
                                                       -------------
   Net gain (loss) on investment transactions ......                (16,278,073)
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS ...................................                $(5,902,004)
                                                                    ===========

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------------------------
                                STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------

(unaudited)
                                                                                       SIX MONTHS
                                                                  YEAR ENDED             ENDED
                                                                 DECEMBER 31,           JUNE 30,
                                                                     1998                 1999
                                                                     ----                 ----
FROM OPERATIONS
   Net investment income ....................................    $ 16,657,649        $ 10,376,069
   Net realized gain (loss) on investments and foreign
    currency transactions ...................................       3,775,580            (557,330)
   Net unrealized appreciation (depreciation) on investments
   and foreign currency transactions ........................        (341,168)        (15,720,743)
                                                                 ------------        ------------
   Increase (decrease) in net assets from operations               20,092,061          (5,902,004)
                                                                 ------------        -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income
     Class A .......................................              (12,764,206)         (7,168,968)
     Class B .......................................               (2,619,197)         (2,054,388)
     Class C .......................................                 (386,635)           (298,719)
     Class Y .......................................                 (418,719)           (360,647)
   In excess of net investment income
     Class A .......................................                 (433,807)                  0
     Class B .......................................                  (89,016)                  0
     Class C .......................................                  (13,140)                  0
     Class Y .......................................                  (14,231)                  0
   Net realized gain on investments
     Class A .......................................               (3,058,786)                  0
     Class B .......................................                 (872,515)                  0
     Class C .......................................                 (123,069)                  0
     Class Y .......................................                 (128,785)                  0
   In excess of net realized gain
     Class A .......................................                 (162,071)                  0
     Class B .......................................                  (46,231)                  0
     Class C .......................................                   (6,521)                  0
     Class Y .......................................                   (6,824)                  0
                                                                 ------------        -----------
                                                                  (21,143,753)         (9,882,722)
                                                                 ------------        -----------
INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE TRANSACTIONS .........               64,849,024          48,220,517
                                                                 ------------        -----------
Total increase (decrease) in net assets ............               63,797,332          32,435,791

NET ASSETS
   Beginning of the period .........................              240,500,399         304,297,731
                                                                 ------------        ------------
   End of the period ...............................             $304,297,731        $336,733,522
                                                                 ============        ===========
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
   End of the period ...............................             $   (344,433)       $    148,914
                                                                 ============        ===========

                See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------------
                                             FINANCIAL HIGHLIGHTS6
----------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                               CLASS A
                                                -----------------------------------------------------------------
                                                                                                     SIX MONTHS
                                                               YEAR ENDED DECEMBER 31,                  ENDED
                                                --------------------------------------------------     JUNE 30,
                                                   1994      1995       1996       1997       1998       1999
                                                --------------------------------------------------   ------------
Net Asset Value, Beginning of the Period .....  $  12.18   $  10.95   $  12.36   $  12.05   $  12.39   $  12.36
                                                --------   --------   --------   --------   --------   --------
Income From Investment Operations
Net Investment Income ........................      0.72       0.81       0.84       0.83       0.81       0.42
Net Realized and Unrealized Gain
 (Loss) on Investments .......................     (1.23)      1.40      (0.31)      0.45       0.15      (0.60)
                                                --------   --------   --------   --------   --------   --------
Total From Investment Operations .............     (0.51)      2.21       0.53       1.28       0.96      (0.18)
                                                --------   --------   --------   --------   --------   --------
Less Distributions
Dividends From Net Investment Income .........     (0.72)     (0.80)     (0.84)     (0.81)     (0.78)     (0.40)
Distributions in Excess of Net
 Investment Income ...........................      0.00       0.00       0.00      (0.01)     (0.03)      0.00
Distributions From Net Realized
 Capital Gains ...............................      0.00       0.00       0.00      (0.12)     (0.17)      0.00
Distributions in Excess of Net Realized Gains       0.00       0.00       0.00       0.00      (0.01)      0.00
                                                --------   --------   --------   --------   --------   --------
Total Distributions ..........................     (0.72)     (0.80)     (0.84)     (0.94)     (0.99)     (0.40)
                                                --------   --------   --------   --------   --------   --------
Net Asset Value, End of the Period ...........  $  10.95   $  12.36   $  12.05   $  12.39   $  12.36   $  11.78
                                                ========   ========   ========   ========   ========   ========
Total Return (%) (a) .........................      (4.2)      20.8        4.6       11.0        8.0       (1.5)
Ratio of Operating Expenses to
 Average Net Assets (%) ......................      1.08       1.14       1.05       1.05       1.01       0.98(b)
Ratio of Net Investment Income to
 Average Net Assets (%) ......................      6.46       6.81       7.00       6.73       6.44       6.67(b)
Portfolio Turnover Rate (%) ..................        77         81        104         54         65         59
Net Assets, End of the Period (000) ..........  $155,362   $200,285   $189,685   $193,513   $221,799   $229,522

(a)  A sales charge is not reflected in total return calculations.
(b)  Computed on an annualized basis.

---------------------------------------------------------------------------------------------------------------
                                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                               CLASS B
                                                -----------------------------------------------------------------
                                                                                                     SIX MONTHS
                                                               YEAR ENDED DECEMBER 31,                  ENDED
                                                --------------------------------------------------     JUNE 30,
                                                   1994      1995       1996       1997       1998       1999
                                                --------------------------------------------------   ------------
Net Asset Value, Beginning of the Period .....  $  12.18   $  10.95   $  12.36   $  12.04   $  12.39   $  12.36
                                                --------   --------   --------   --------   --------   -------
Income From Investment Operations
Net Investment Income ........................      0.63       0.72       0.75       0.74       0.71       0.35
Net Realized and Unrealized Gain
 (Loss) on Investments .......................     (1.23)      1.40      (0.32)      0.46       0.15      (0.58)
                                                --------   --------   --------   --------   --------   -------
Total From Investment Operations .............     (0.60)      2.12       0.43       1.20       0.86      (0.23)
                                                --------   --------   --------   --------   --------   -------
Less Distributions
Dividends From Net Investment Income .........     (0.63)     (0.71)     (0.75)     (0.72)     (0.69)     (0.35)
Distributions in Excess of Net
 Investment Income ...........................      0.00       0.00       0.00      (0.01)     (0.02)      0.00
Distributions From Net Realized Capital Gains       0.00       0.00       0.00      (0.12)     (0.17)      0.00
Distributions in Excess of
 Net Realized Capital Gains ..................      0.00       0.00       0.00       0.00      (0.01)      0.00
                                                --------   --------   --------   --------   --------   -------
Total Distributions ..........................     (0.63)     (0.71)     (0.75)     (0.85)     (0.89)     (0.35)
                                                --------   --------   --------   --------   --------   -------
Net Asset Value, End of the Period ...........  $  10.95   $  12.36   $  12.04   $  12.39   $  12.36   $  11.78
                                                ========   ========   ========   ========   ========   ========
Total Return (%) (a) .........................      (4.9)      19.9        3.7       10.3        7.2       (1.9)
Ratio of Operating Expenses to
 Average Net Assets (%) ......................      1.83       1.89       1.80       1.80       1.76       1.73(b)
Ratio of Net Investment Income to
 Average Net Assets (%) ......................      5.71       6.06       6.25       5.98       5.69       5.92(b)
Portfolio Turnover Rate (%) ..................        77         81        104         54         65         59
 Net Assets, End of the Period (000) .........  $  9,435   $ 23,398   $ 31,191   $ 37,559   $ 64,240   $ 83,512

(a) A contingent deferred sales charge is not reflected in total return calculations.
(b) Computed on an annualized basis.

---------------------------------------------------------------------------------------------------------------
                                              FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                               CLASS C
                                                           ----------------------------------------------------
                                                                                                     SIX MONTHS
                                                                    YEAR ENDED DECEMBER 31,            ENDED
                                                           -----------------------------------------  June 30,
                                                             1995       1996       1997       1998      1999
                                                           ---------------------------------------  -----------
Net Asset Value, Beginning of the Period ..... .........   $  10.95   $  12.36   $  12.06   $  12.40   $  12.3
                                                           --------   --------   --------   --------   -------
Income From Investment Operations
Net Investment Income ........................ .........       0.56       0.75       0.74       0.71       0.35
Net Realized and Unrealized Gain (Loss) on
 Investments ................................. .........       1.40      (0.30)      0.45       0.15      (0.58)
                                                           --------   --------   --------   --------   -------
Total From Investment Operations .......................       1.96       0.45       1.19       0.86     (0.23)
                                                           --------   --------   --------   --------   -------
Less Distributions
Dividends From Net Investment Income ......... .........      (0.55)     (0.75)     (0.72)     (0.69)     (0.35)
Distributions in Excess of Net Investment Income .......       0.00       0.00      (0.01)     (0.02)      0.00
Distributions from Net Realized Capital Gains ..........       0.00       0.00      (0.12)     (0.17)      0.00
Distributions in Excess of Net Realized Gains ..........       0.00       0.00       0.00      (0.01)      0.00
                                                           --------   --------   --------   --------   -------
Total Distributions ....................................      (0.55)     (0.75)     (0.85)     (0.89)     (0.35)
                                                           --------   --------   --------   --------   -------
Net Asset Value, End of the Period .....................   $  12.36   $  12.06   $  12.40   $  12.37   $  11.79
                                                           ========   ========   ========   ========   ========
Total Return (%) (a) ...................................       18.1        3.9       10.2        7.2       (1.9)
Ratio of Operating Expenses
 to Average Net Assets(%) ..............................       1.89       1.80       1.80       1.76       1.73(b)
Ratio of Net Investment Income
 to Average Net Assets(%) ..............................       6.06       6.25       5.98       5.69       5.92(b)
Portfolio Turnover Rate (%) ............................         81        104         54         65         59
Net Assets, End of the Period (000) ....................   $  1,009   $  2,391   $  5,276   $  8,969   $ 12,979

(a) A contingent deferred sales charge is not reflected in total return calculations.
(b) Computed on an annualized basis.

                                  See accompanying notes to financial statements.

----------------------------------------------------------------------------------------------------------------
                                              FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------

(unaudited)
                                                                               Class Y
                                                           ----------------------------------------------------
                                                                                                     Six Months
                                                                    Year Ended December 31,            Ended
                                                           -----------------------------------------  June 30,
                                                             1995       1996       1997       1998      1999
                                                           ---------------------------------------  -----------
Net Asset Value, Beginning of the Period ...............   $  10.95  $   12.40   $  12.06   $  12.41    $ 12.38
                                                           --------  ---------   --------   --------    -------
Income From Investment Operations
Net Investment Income ....... ..........................       0.80       0.87       0.86       0.84       0.45
Net Realized and Unrealized Gain (Loss) on
 Investments ................ ..........................       1.44      (0.34)      0.46       0.15      (0.62)
                                                           --------  ---------   --------   --------    -------
Total From Investment Operations .......................       2.24       0.53       1.32       0.99      (0.17)
                                                           --------  ---------   --------   --------    -------
Less Distributions
Dividends From Net Investment Income ...................      (0.79)     (0.87)     (0.84)     (0.81)     (0.41)
Distributions in Excess of Net Investment Income .......       0.00       0.00      (0.01)     (0.03)     0.00
Distributions from Net Realized Capital Gain ...........       0.00       0.00      (0.12)     (0.17)     0.00
Distributions in Excess of Net Realized Gains ..........       0.00       0.00       0.00      (0.01)     0.00
                                                           --------  ---------   --------   --------    -------
Total Distributions ......... ..........................      (0.79)     (0.87)     (0.97)     (1.02)     (0.41)
                                                           --------  ---------   --------   --------    -------
Net Asset Value, End of the Period .....................   $  12.40  $   12.06   $  12.41   $  12.38    $ 11.80
                                                           ========  =========   ========   ========    =======
Total Return (%) ........... ...........................       21.0        4.6       11.4        8.2       (1.4)
Ratio of Operating Expenses
 to Average Net Assets(%) ... ..........................       0.89       0.80       0.80       0.76       0.73(a)
Ratio of Net Investment Income
 to Average Net Assets(%) ... ..........................       7.06       7.25       6.98       6.69       6.92(a)
Portfolio Turnover Rate (%) . ..........................         81        104         54         65        59
Net Assets, End of the Period (000) ....................   $  2,241  $   1,844  $   4,153   $  9,289    $10,721

(a)  Computed on an annualized basis.

                                  See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

For the Period Ended June 30, 1999
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. The Fund invests primarily in corporate and U.S. Government bonds. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front end sales charge of 4.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay front end sales charges and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares and are subject to a contingent deferred sales charge if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or service and distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund was liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser and subadviser under the supervision of the Fund's Trustees.

B. FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the year. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, resulting from changes in the exchange rate.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount and/or market discount. Interest income is decreased by the amortization of acquisition premium on original issue discount securities. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

D. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record at the time and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage backed securities and foreign currency transactions for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

F. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price including interest. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES. For the six months ended June 30, 1999 purchases and sales of securities (excluding short-term investments) were as follows:
                      PURCHASES                             SALES
          -------------------------------   -------------------------------
          U.S. GOVERNMENT       OTHER       U.S. GOVERNMENT       OTHER
          ---------------       -----       ---------------       -----
            $14,754,000      $124,228,326      $22,009,438      $71,724,213

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays gross management fees to its investment adviser, New England Funds Management L.P. ("NEFM") at the annual rate of 0.50% of the first $100 million of the Fund's average daily net assets and 0.375% of such assets in excess of $100 million reduced by the payment to the Fund's investment subadviser Back Bay Advisors, L.P. ("Back Bay"), at the rate of 0.25% of the first $100 million of the Fund's average daily net assets and 0.1875% of such assets in excess of $100 million. Certain officers and directors of NEFM are also officers or Trustees of the Fund. NEFM and Back Bay are wholly owned subsidiaries of Nvest Companies, L.P. ("Nvest"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Back Bay under the management and subadvisory agreements in effect during the six months ended June 30, 1999 are as follows:

                                FEES EARNED
                                -----------
                           NEFM          $ 331,385
                           Back Bay        331,385

The effective annualized management fee for the six months ended June 30, 1999 was 0.41%.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. Nvest Services Company, Inc. ("NSC") is a wholly owned subsidiary of Nvest and performs certain accounting and administrative services for the Fund. The Fund reimburses NSC for all or part of NSC's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the six months ended June 30, 1999, these expenses amounted to $47,452 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FESS. NSC is the transfer and shareholder servicing agent to the Fund and Boston Financial Data Services serves as the sub-transfer agent for the Fund. For the six months ended June 30, 1999, the Fund paid NSC $210,386 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds"), the Fund's distributor (a wholly owned subsidiary of Nvest) a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $282,013 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at June 30, 1999 is $1,919,349.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1999, the Fund paid New England Funds $91,502 and $13,354 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1999, the Fund paid New England Funds $274,507 and $40,063 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1999 amounted to $572,501.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NEFM, New England Funds, Nvest, NSC or their affiliates. Each other Trustee receives a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees attended. Each committee member receives an additional retainer fee at the annual rate of $6,000 while each committee chairman receives a retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated to the various New England Funds based on a formula that takes into account, among other factors, the relative net assets of each fund.

A deferred compensation plan is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

4. CAPITAL SHARES. At June 30, 1999 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital shares. Transactions in capital shares were as follows:

                                                                          YEAR ENDED                  SIX MONTHS ENDED
                                                                        DECEMBER 31, 1998               JUNE 30, 1999
                                                                  ---------------------------     -----------------------------
 CLASS A                                                            SHARES          AMOUNT          SHARES           AMOUNT
 -------                                                            ------          ------          ------           ------
  Shares sold ................................................     4,823,890     $  60,173,527      4,781,911     $  58,088,161
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income .....................       889,608        11,074,340        488,942         5,921,103
    Distributions from net realized gain .....................       234,050         2,865,135              0                 0
                                                                  ----------     -------------     ----------     -------------
                                                                   5,947,548        74,113,002      5,270,853        64,009,264
  Shares repurchased .........................................    (3,622,763)      (45,122,889)    (3,730,898       (45,296,091)
                                                                  ----------     -------------     ----------     -------------
  Net increase (decrease) ....................................     2,324,785     $  28,990,113      1,539,955     $  18,713,173
                                                                  ----------     -------------     ----------     -------------
                                                                          YEAR ENDED                  SIX MONTHS ENDED
                                                                        DECEMBER 31, 1998               JUNE 30, 1999
                                                                  ---------------------------     -----------------------------
 CLASS B                                                            SHARES          AMOUNT          SHARES           AMOUNT
 -------                                                            ------          ------          ------           ------
  Shares sold ................................................     2,590,136     $  32,257,877      2,348,341     $  28,519,710
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income .....................       176,613         2,197,414        133,467         1,614,421
    Distributions from net realized gain .....................        63,252           774,289              0                 0
                                                                  ----------     -------------     ----------     -------------
                                                                   2,830,001        35,229,580      2,481,808        30,134,131
  Shares repurchased .........................................      (664,491)       (8,275,880)      (589,050)       (7,143,017)
                                                                  ----------     -------------     ----------     -------------
  Net increase ...............................................     2,165,510     $  26,953,700      1,892,758     $  22,991,114
                                                                  ----------     -------------     ----------     -------------
                                                                          YEAR ENDED                  SIX MONTHS ENDED
                                                                        DECEMBER 31, 1998               JUNE 30, 1999
                                                                  ---------------------------     -----------------------------
 CLASS C                                                            SHARES          AMOUNT          SHARES           AMOUNT
 -------                                                            ------          ------          ------           ------
  Shares sold ................................................       409,143     $   5,101,777        512,283     $   6,224,129
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income .....................        28,295           352,497         19,296           233,677
    Distributions from net realized gain .....................         9,255           113,392              0                 0
                                                                  ----------     -------------     ----------     -------------
                                                                     446,693         5,567,666        531,579         6,457,806
  Shares repurchased .........................................      (147,208)       (1,839,368)      (155,775)       (1,884,611)
                                                                  ----------     -------------     ----------     -------------
  Net increase ...............................................       299,485     $   3,728,298        375,804     $   4,573,195
                                                                  ----------     -------------     ----------     -------------
                                                                          YEAR ENDED                  SIX MONTHS ENDED
                                                                        DECEMBER 31, 1998               JUNE 30, 1999
                                                                  ---------------------------     -----------------------------
 CLASS Y                                                            SHARES          AMOUNT          SHARES           AMOUNT
 -------                                                            ------          ------          ------           ------
  Shares sold ................................................       481,405     $   5,998,876        324,132     $   3,976,751
  Shares issued in connection with the reinvestment of:
    Dividends from net investment income .....................        30,138           375,690         26,342           319,608
    Distributions from net realized gain .....................        11,060           135,609              0                 0
                                                                  ----------     -------------     ----------     -------------
                                                                     522,603         6,510,175        350,474         4,296,359
  Shares repurchased .........................................      (107,132)       (1,333,262)      (192,297)       (2,353,324)
                                                                  ----------     -------------     ----------     -------------
  Net increase ...............................................       415,471     $   5,176,913        158,177     $   1,943,035
                                                                  ----------     -------------     ----------     -------------
  Increase derived from capital shares transactions ..........     5,205,251     $  64,849,024      3,966,694     $  48,220,517
                                                                  ==========     =============     ==========     =============

5. SECURITY LENDING. The Fund has entered into an agreement with a third party to lend its securities. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending its securities. At June 30, 1999 the Fund loaned securities having a market value of $16,039,462 and collateralized by cash in the amount of $16,387,352 which was invested in a short-term investment.

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------
TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME Distributions - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond's sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. The income from Treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. Interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed by the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges. A small portion of income may be subject to federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

--------------------------------------------------------------------------------
                             REGULAR INVESTING PAYS
--------------------------------------------------------------------------------

                                           FIVE GOOD REASONS TO INVEST REGULARLY
--------------------------------------------------------------------------------
1. It's an easy way to build assets.
2. It's convenient and effortless.
3. It requires a low minimum to get started.
4. It can help you reach important long-term goals like financing retirement or college funding.
5. It can help you benefit from the ups and downs of the market.

With Investment Builder, New England Funds' automatic investment program, you can invest as little as $100 a month in your New England fund automatically -- without even writing a check. And, as you can see from the chart below, your monthly investments can really add up over time.

--------------------------------------------------------------------------------
                         THE POWER OF MONTHLY INVESTING
--------------------------------------------------------------------------------

[A line graph appears here, illustrating the hypothetical accumulation of monthly investments at an 8% annual rate of return. The data points of the graph are as follows:]

Monthly investments of $100

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                        $7,322
10                                                                      $18,079
15                                                                      $33,886
20                                                                      $57,111
25                                                                      $91,236

Monthly investments of $200

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $14,643
10                                                                      $36,158
15                                                                      $67,772
20                                                                     $114,222
25                                                                     $182,472

Monthly investments of $500

Years                                             Growth of Monthly Investments
0                                                                            $0
5                                                                       $36,608
10                                                                      $90,396
15                                                                     $169,429
20                                                                     $285,555
25                                                                     $456,181

For illustrative purposes only. These figures represent hypothetical accumulation at an 8% annual rate of return, and are not indicative of future performance of any New England Fund. The value of a New England Fund will fluctuate with changing market conditions.

This program cannot assure a profit nor protect against a loss in a declining market. It does, however, ensure that you buy more shares when the price is low and fewer shares when the price is high. Because this program involves continuous investment in securities regardless of fluctuating prices, the investor should consider his or her financial ability to continue purchases during periods of high or low prices.

You can start an Investment Builder program with your current New England Funds account. To open an Investment Builder account today, call your financial representative or New England Funds at 1-800-225-5478.

Past performance is no guarantee of future results. Please call New England Funds for a prospectus, which contains more information, including charges and other ongoing expenses. Please read prospectus carefully before you invest.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                             LARGE-CAP EQUITY FUNDS
                               Capital Growth Fund
                                   Growth Fund
                             Growth and Income Fund
                      (formerly Growth Opportunities Fund)
                                  Balanced Fund
                                   Value Fund

                              ALL-CAP EQUITY FUNDS
                               Star Advisers Fund
                               Star Worldwide Fund
                            International Equity Fund
                                  Bullseye Fund
                               Equity Income Fund

                             SMALL-CAP EQUITY FUNDS
                               Star Small Cap Fund

                             GOVERNMENT INCOME FUNDS
                        Limited Term U.S. Government Fund
                           Government Securities Fund

                              TAX-FREE INCOME FUNDS
                              Municipal Income Fund
                           Intermediate Term Tax Free
                               Fund of California
                       Massachusetts Tax Free Income Fund

                               MONEY MARKET FUNDS
                             Cash Management Trust,
                               Money Market Series
                          Tax Exempt Money Market Trust

                             CORPORATE INCOME FUNDS
                        Short Term Corporate Income Fund
                 (formerly Adjustable Rate U.S. Government Fund)
                                Bond Income Fund
                                High Income Fund
                              Strategic Income Fund

To learn more, and for a free prospectus, contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com
                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

           This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains
          information about distribution charges, management and other items of interest. Investors are advised to read the
                     prospectus carefully before investing.

     New England Funds, L.P., and other firms selling shares of New England
      Funds are members of the National Association of Securities Dealers,
       Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure
      Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at
                                 www.NASDR.com.

       Y2K Readiness Report: New England Funds has kept pace with the Y2K challenge. Mission critical systems have been tested and non-mission critical systems are scheduled for completion by September 30, 1999.
       Y2K is a top priority at New England Funds. For more information on our Y2K readiness, please visit our Web site at www.mutualfunds.com.

    This material represents Year 2000 Readiness Disclosure pursuant to the Year 2000 Information and Readiness Disclosure Act.

                                                              ------------------
         [LOGO](R)                                                BULK RATE
   NEW ENGLAND FUNDS(R)                                          U.S. POSTAGE
Where The Best Minds Meet(R)                                         PAID
                                                                 BROCKTON, MA
                                                                PERMIT NO. 770
                                                              ------------------


  ---------------------
   399 Boylston Street

  Boston, Massachusetts

           02116
  ---------------------


      BI58-0699

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